Trade Receivables (Schedule of Trade Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Notes	¥ 29,878	¥ 37,077
Accounts	594,552	627,173
Trade Accounts And Notes Receivable Gross Current, Total	624,430	664,250
Less allowance for doubtful receivables	(11,477)	(13,378)
Trade receivables, net	¥ 612,953	¥ 650,872